Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Schedule of fair value measurement

	Fair value measurement
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2023
Assets for which fair values are disclosed
Trade receivables (non-current)	39,485	-	39,485	-

Liabilities for which fair values are disclosed
Loans and financing	(1,795,752)	-	(1,795,752)	-
Lease liabilities	(874,569)	-	(874,569)	-
Accounts payable to selling shareholders	(566,867)	-	(566,867)	-

December 31, 2022
Assets for which fair values are disclosed
Trade receivables (non-current)	42,568	-	42,568	-

Liabilities for which fair values are disclosed
Loans and financing	(1,934,295)	-	(1,934,295)	-
Lease liabilities	(769,525)	-	(769,525)	-
Accounts payable to selling shareholders	(528,678)	-	(528,678)	-
Notes payable	(62,176)	-	(62,176)	-